Financial Liabilities - Finance Lease Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finance Lease Liabilities
Minimum payments	€ 13,421	€ 10,135
Interest	536	775
Present value	12,885	9,360
Not later than one year
Finance Lease Liabilities
Minimum payments	3,576	4,305
Interest	228	360
Present value	3,348	3,945
Later than one year and not later than two years
Finance Lease Liabilities
Minimum payments	3,339	2,636
Interest	123	179
Present value	3,216	2,457
Later than two years and not later than three years
Finance Lease Liabilities
Minimum payments	2,606	1,461
Interest	82	88
Present value	2,524	1,373
Later than three years and not later than four years
Finance Lease Liabilities
Minimum payments	1,971	814
Interest	53	60
Present value	1,918	754
Later than four years and not later than five years
Finance Lease Liabilities
Minimum payments	1,578	369
Interest	32	42
Present value	1,546	327
More than 5 years
Finance Lease Liabilities
Minimum payments	351	550
Interest	18	46
Present value	€ 333	€ 504